Income taxes - Deferred income tax assets and liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current deferred income tax assets	$ 393	$ 473
Noncurrent deferred income tax assets	207	280
Current deferred income tax liabilities	(1)	(2)
Noncurrent deferred income tax liabilities	(548)	(572)
Net deferred income tax asset	$ 51	$ 179